Inventories	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories
13.	INVENTORIES

	As of December 31,
	2018	2017
	US$’000	US$’000
Raw materials and supplies	25,717	32,278
Work in progress	15,598	14,240
Finished goods	46,592	53,051
	87,907	99,569
Allowance for inventories	(3,982)	(2,364)
Total inventories at the lower of cost and net realizable value	83,925	97,205

Inventories recognized as an expense during the year ended December 31, 2018, December 31, 2017 and December 31, 2016 amounted to $388,079, $384,995 and $356,263 respectively.

For the year ended December 31, 2018 and 2017, the Company recognized allowance for inventory of $1,613 and $532 as an expense in cost of sales for inventories carried at net realizable value.

For the year ended December 31, 2016, the amount of $3,306 was credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed.